SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of subsidiaries making up the Bank's organizational structure

The parent company has the following subsidiaries making up the Bank´s organizational structure, which is currently registered as a corporate group:

			PROPORTION OF	PROPORTION OF	PROPORTION OF
	JURISDICTION		OWNERSHIP	OWNERSHIP	OWNERSHIP
ENTITY	OF	BUSINESS	INTEREST AND	INTEREST AND	INTEREST AND
	INCORPORATION		VOTING POWER	VOTING POWER	VOTING POWER
			HELD BY THE	HELD BY THE	HELD BY THE
			BANK 2021	BANK 2020	BANK 2019
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria	Colombia	Trust	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera	Colombia	Investment banking	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa	Colombia	Securities brokerage	100.00%	100.00%	100.00%
VLIPCO S.A.S. (1)	Colombia	Technology services provider	94.77%	-	-
Renting Colombia S.A.S.	Colombia	Operating leasing	100.00%	100.00%	100.00%
Transportempo S.A.S.	Colombia	Transportation	100.00%	100.00%	100.00%
Inversiones CFNS S.A.S.	Colombia	Investments	99.94%	99.94%	99.94%
Pasarela Colombia S.A.S.	Colombia	Payment solutions	100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia (2)	Colombia	Real estate investment fund	49.96%	49.96%	49.96%
P.A. Inmuebles CEM (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. Calle 92 FIC-11 (2)	Colombia	Mercantil trust	32.47%	32.47%	-
P.A. FIC Edificio Corfinsura (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. FIC-A5 (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. FIC Inmuebles (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. FIC Clínica de Prado (2)	Colombia	Mercantil trust	38.49%	38.49%	-
P.A. FIC A6 (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. Central Point (2)	Colombia	Mercantil trust	37.47%	37.47%	-
Fideicomiso Irrevocable de Garantía, Fuente de Pago y Administración Inmobiliaria Polaris (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. Fideicomiso Twins Bay (2)	Colombia	Mercantil trust	49.96%	49.96%	-
Fideicomiso Lote Av San Martín (2)	Colombia	Mercantil trust	49.96%	49.96%	-
P.A. Fideicomiso Lote 30 (2)	Colombia	Mercantil trust	49.96%	49.96%	-
Fideicomiso Fondo Inmobiliario Bancolombia (3)	Colombia	Mercantil trust	17.54%	-	-
Valores Simesa S.A. (4)	Colombia	Investments	66.82%	67.11%	67.11%
Fideicomiso Lote Abelardo Castro (5)	Colombia	Mercantil trust	-	66.77%	66.77%
Fideicomiso Lote Distrito Vera B1B2 (4)	Colombia	Mercantil trust	66.49%	66.77%	66.77%
Fideicomiso Lote Distrito Vera B3B4 (4)	Colombia	Mercantil trust	66.49%	66.77%	66.77%
Bancolombia Panamá S.A.	Panama	Banking	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa	Panama	Investments	100.00%	100.00%	100.00%
Banagrícola S.A.	Panama	Investments	99.17%	99.17%	99.17%
Banistmo S.A.	Panama	Banking	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.	Panama	Trust	100.00%	100.00%	100.00%
Financomer S.A. (6)	Panama	Financial services	-	100.00%	100.00%
Leasing Banistmo S.A.	Panama	Leasing	100.00%	100.00%	100.00%
Valores Banistmo S.A.	Panama	Securities brokerage	100.00%	100.00%	100.00%
Banistmo Panamá Fondo de Inversión S.A.	Panama	Holding	100.00%	100.00%	100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A.	Panama	Collective investment fund	100.00%	100.00%	100.00%
Fondo Renta Sostenible Global S.A. (7)	Panama	Collective investment fund	100.00%	100.00%	100.00%
Banistmo Capital Markets Group Inc. (7)	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A. (7)	Panama	Real estate	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A. (7)	Panama	Real estate	100.00%	100.00%	100.00%
Steens Enterprises S.A. (7)	Panama	Portfolio holder	100.00%	100.00%	100.00%
Ordway Holdings S.A. (7)	Panama	Real estate broker	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A. (8)	Panama	Holding	100.00%	100.00%	60.00%
Banco Agromercantil de Guatemala S.A. (8)	Guatemala	Banking	99.66%	99.59%	59.72%
Seguros Agromercantil de Guatemala S.A. (8)	Guatemala	Insurance agency	79.92%	79.90%	47.93%
Financiera Agromercantil S.A. (8)	Guatemala	Financial services	100.00%	100.00%	60.00%
Agrovalores S.A. (8)	Guatemala	Securities brokerage	100.00%	100.00%	60.00%
Arrendadora Agromercantil S.A. (8)	Guatemala	Operating Leasing	100.00%	100.00%	60.00%
Agencia de Seguros y Fianzas Agromercantil S.A. (8) (9)	Guatemala	Insurance agency	100.00%	100.00%	60.00%
Asistencia y Ajustes S.A. (8)	Guatemala	Services	100.00%	100.00%	60.00%
Serproba S.A. (8)	Guatemala	Maintenance and remodelling services	100.00%	100.00%	60.00%
Servicios de Formalización S.A. (8)	Guatemala	Loans formalization	100.00%	100.00%	60.00%
Conserjería, Mantenimiento y Mensajería S.A. (8) (9)	Guatemala	Maintenance services	100.00%	100.00%	60.00%
Mercom Bank Ltd. (8)(10)	Barbados	Banking	99.66%	99.59%	59.72%
New Alma Enterprises Ltd. (8)	Bahamas	Investments	99.66%	99.59%	59.72%
Bancolombia Puerto Rico Internacional Inc.	Puerto Rico	Banking	100.00%	100.00%	100.00%
Bancolombia Cayman S.A. (11)	Cayman Islands	Banking	100.00%	100.00%	100.00%
Banco Agrícola S.A.	El Salvador	Banking	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa	El Salvador	Leasing	97.37%	97.37%	97.37%
Credibac S.A. de C.V.	El Salvador	Credit card services	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.	El Salvador	Securities brokerage	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A. IFBA	El Salvador	Investments	98.89%	98.89%	98.89%
Gestora de Fondos de Inversión Banagricola S.A.	El Salvador	Administers investment funds	98.89%	98.89%	98.89%
Bagrícola Costa Rica S.A.	Costa Rica	Outsourcing	99.17%	99.17%	99.17%
Bancolombia Capital Holdings USA LLC (12)	United States	Holding	100.00%	-	-
Bancolombia Capital Adviser LLC (12)	United States	Investment advisor	100.00%	-	-
Bancolombia Capital LLC (12)	United States	Securities brokerage	100.00%	-	-
(1)	On November 30, 2021, the Bank acquired 91,791 common shares of VLIPCO S.A.S. for COP 9,474; after such transaction, the Bank had a 94.77% interest in the company. The Bank held a 47.40% interest in VLIPCO S.A.S. before the purchase transaction. For further information, see Note 8. Investments in associates and joint ventures and Note 9.3. Business combinations.
(2)	In 2020, the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition being met in accordance with IFRS 10. These equity securities are considered as a business, because of their capacity to generate income.
(3)	Company consolidated by the Fondo de Capital Privado Fondo Inmobiliario Colombia since October 2021.
(4)	The decrease in shareholding is due to the repurchase of outstanding stock carried out by the subsidiary during 2021.
(5)	The trust rights were assigned in June 2021.
(6)	Merger between the Banistmo S.A. (absorbing entity) and Financomer S.A. (absorbed entity) in November 2021.
(7)	Investments in non-operational stage.
(8)	On September 29, 2020, the Bank acquired 40% of the shareholdings of Grupo Agromercantil Holding (GAH), a company that owns the financial conglomerate Agromercantil of Guatemala.
(9)	Companies in voluntary liquidation.
(10)	On September 30, 2021, Mercom Bank Ltd. shareholder authorized the beginning of an organized and gradual process of transfer of the assets and liabilities of Mercom Bank Ltd., to Banco Agromercantil de Guatemala S.A. or other companies of the Bank. For further information, see Note 1. Reporting entity.
(11)	On October 05, 2020, the Board of Directors of Bancolombia Panamá (parent company of Bancolombia Cayman), authorized the decision to wind-down the business and operations of its subsidiary in Cayman. The wind-down was expected to be completed before the end of the year 2021. For further information, see Note 1. Reporting entity.
(12)	Companies created by Valores Bancolombia S.A. Comisionista de Bolsa in October 2021. For further information see Note 1. Reporting entity.

Schedule of consolidated funds

The Bank consolidates the following funds:

		% of ownership	% of ownership	% of ownership	Assets managed
Name	Country	interest held by	interest held by	interest held by	December 31,	December 31,
		the Bank, 2021	the Bank, 2020	the Bank, 2019	2021	2020
Fondo de Capital Privado Fondo Inmobiliario Colombia (1)	Colombia	49.96%	49.96%	49.96%	4,415,509	4,128,801
Fideicomiso Lote Abelardo Castro (2)	Colombia	-	66.77%	66.77%	-	13,314
Fideicomiso Lote Distrito Vera B1B2 (3)	Colombia	66.49%	66.77%	66.77%	57,025	58,459
Fideicomiso Lote Distrito Vera B3B4 (3)	Colombia	66.49%	66.77%	66.77%	54,941	56,364
Banistmo Panamá Fondo de Inversión S.A.	Panama	100.00%	100.00%	100.00%	414,962	522,777
(1)	From 2020, the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition being met in accordance with IFRS 10. This equity securities are considered a business, because of their capacity to generate income. For further information, see Note 2. C. Consolidation.
(2)	Trust rights in P.A. Lote Abelardo Castro were transferred in June 2021.
(3)	The decrease in equity interest is due to the repurchase by the subsidiary Valores Simesa S.A. (parent company of Lote Distrito Vera B1B2 and B3B4), during 2021.

Schedule of exchange rate used by the Bank and its subsidiaries

The table below sets forth the exchange rate used by the Bank and its subsidiaries to convert consolidated statement of financial position accounts and transactions in U.S. dollar into Colombian pesos:

	December 31, 2021	December 31, 2020	December 31, 2019
Year-end exchange rate	3,981.16	3,432.50	3,277.14
Average rate for the period ended at	3,747.24	3,691.27	3,282.39

Schedule of cure period assets restructured by risk

Country	Portfolio	Months
	SME Commercial	36
Colombia	Corporate	Does not apply
	Mortgage	34
	Consumer	22
	Consumer	19
Panama	Commercial	Does not apply
	Mortgage	14
	Commercial	18
El Salvador	Consumer	18
	Mortgage	34

Schedule of relief in Colombia due to COVID-19 like a risk restructuring

Portfolio	Months
SME Commercial	12
Corporate	Client-to-client review
Mortgage	16
Consumer	12

Schedule of participation for each of the stages and the distribution of stage 2

The following table show the participation for each of the stages and the distribution of stage 2 is detailed for the reasons that represent the significant increase in credit risk:

December 31, 2021

		Stage 2
Portfolio	Stage 1	Threshold	Watch list	Restructured **	More Than	COVID-19	Total	Stage 3
					30 Days*	Measures
Commercial	84.74%	37.67%	59.77%	1.00%	1.14%	0.42%	7.28%	7.98%
Consumer	86.36%	62.19%	0.65%	7.99%	13.75%	15.42%	8.52%	5.12%
Mortgage	83.76%	27.18%	0.50%	8.49%	8.42%	55.41%	12.67%	3.58%
Total Portfolio	84.95%	40.72%	32.73%	4.31%	5.66%	16.58%	8.39%	6.67%

*The significant increase in credit risk for Banistmo's mortgage portfolio is 60 days past due.

** Restructured clients may also be shown in the columns Threshold and Watchlist if they are in those conditions too.

December 31, 2020

		Stage 2
Portfolio	Stage 1	Threshold	Watch list	Restructured **	More Than	COVID-19	Total	Stage 3
					30 Days*	Measures
Commercial	82.20%	20.80%	73.80%	0.80%	1.40%	3.20%	8.10%	9.70%
Consumer	82.30%	52.20%	0.10%	4.40%	12.00%	31.40%	11.00%	6.70%
Mortgage	83.80%	35.80%	0.10%	5.30%	7.80%	51.00%	11.80%	4.40%
Total Portfolio	82.40%	31.80%	40.70%	2.60%	5.40%	19.60%	9.30%	8.30%

*The significant increase in credit risk for Banistmo's mortgage portfolio is 60 days past due.

** Restructured clients may also be shown in the columns Threshold and Watchlist if they are in those conditions too.

Schedule of economic scenario weighting

Country	Optimistic		Base		Pessimistic
	2020	2021	2020	2021	2020	2021
Colombia	10.00%	20.00%	60.00%	50.00%	30.00%	30.00%
Panama	10.00%	15.00%	60.00%	60.00%	30.00%	25.00%
El Salvador	10.00%	16.00%	60.00%	66.00%	30.00%	18.00%
Guatemala	10.00%	15.00%	60.00%	55.00%	30.00%	30.00%

Summary of information about the projections of macroeconomic variables

The following is a comparison of the main macroeconomic variable projected in each country, "GDP growth", used to estimate ECL as of December 31, 2021 and December 31, 2020:

As of December 31, 2021
		Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2021	10.40%	10.00%	9.60%	18.00%	16.00%	13.50%
2022	5.70%	4.00%	2.40%	7.50%	6.50%	4.50%
2023	5.30%	3.40%	1.50%	5.50%	4.50%	3.50%

As of December 31, 2021
		Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2021	7.10%	5.70%	4.40%	11.00%	9.50%	7.50%
2022	5.20%	4.30%	3.00%	4.30%	3.70%	2.80%
2023	4.00%	3.40%	2.30%	2.60%	2.30%	1.80%

As of December 31, 2020
		Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2020	(6.50)%	(7.40)%	(9.80)%	(17.70)%	(19.20)%	(21.70)%
2021	8.20%	5.70%	3.20%	10.00%	6.50%	2.90%
2022	5.50%	4.50%	4.00%	5.80%	4.80%	3.80%

As of December 31, 2020
		Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2020	(1.60)%	(2.90)%	(3.50)%	(6.00)%	(7.00)%	(8.20)%
2021	3.50%	3.00%	2.50%	4.40%	3.40%	2.60%
2022	4.00%	3.50%	2.80%	3.70%	3.00%	2.40%

Schedule of significant increase in risk using external credit rating

EXTERNAL RATING ORIGIN	SIGNIFICANT INCREASE
IN RISK
Ba1/BB+	3 Notches
Ba2/BB	3 Notches
Ba3/BB-	3 Notches
B1/B+	2 Notches
B2/B	2 Notches
B3/B-	1 Notch
Caa/CCC	1 Notch

Summary of information about written-off loan portfolio

Loans are written off when the Bank concludes there is no realistic expectation of recovery of the loans and receivables balances from a client or third party. In general, this characteristic will be fulfilled when the following delinquency conditions are present:

Type	Length of delinquency
Consumer	180 days, 450 days for vehicles in GAH, 720 days for loans with mortgage guarantee in Banco Agricola and 1,080 days for loans with mortgage guarantee in Banistmo
Commercial	360 days
Small Business Loan	180 days, 1,080 days for loans with guarantee in Banistmo
Mortgage	1,080 days in Banistmo, 720 days in Banco Agrícola and 1,440 days in GAH

Schedule of estimated useful lives for each asset group

Asset group	Useful life range
Buildings	10 to 75 years
Furniture and fixtures (1)	5 to 20 years
Computer equipment	3 to 20 years
Equipment and machinery	3 to 40 years
Vehicles	3 to 6 years
(1)	Companies in El Salvador have a useful life range of 4 to 20 years.

FCP Fondo Inmobiliario Colombia
SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets, liabilities, net assets, net income and cash flows of non-controlling interest

The following table summarizes the assets, liabilities, net assets, net income and cash flows as of December 31, 2021 and 2020 and for the years ended December 31, 2021, 2020 and 2019, related to the FCP Fondo Inmobiliario Colombia:

	As of December 31, 2021	As of December 31, 2020
	In millions of COP
Assets	4,415,509	4,128,801
Liabilities	1,509,275	1,450,781
Net assets	2,906,234	2,678,020
	Year-Ended 2021	Year-Ended 2020	Year-Ended 2019
	In millions of COP
Condensed statement of income
Income
Valuation of investment properties	85,148	(8,251)	77,527
Valuation of trust rights	-	4	52,215
Rents	187,194	186,528	161,263
Profits of equity method investees	105,439	56,116	138,100
Other income	92,298	38,135	2,034
Total Income	470,079	272,532	431,139
Expenses
Interest on loans	(73,201)	(78,008)	(73,088)
Other administrative and general expenses	(212,385)	(141,430)	(170,374)
Total Expenses	(285,586)	(219,438)	(243,462)
Net Income	184,493	53,094	187,677
Condensed cash flow (1)
Net cash used in operating activities	(34,442)	(172,003)	(257,733)
Net cash provided by financing activities	21,882	235,214	256,787
Cash and cash equivalents at beginning of year	63,368	157	1,103
Cash and cash equivalents at end of year	50,808	63,368	157
(1)	Statement of cash flow corresponds to the FCP Fondo Inmobiliario Colombia without equity securities consolidated cash flow.

Grupo Agromercantil Holding (GAH)
SIGNIFICANT ACCOUNTING POLICIES
Schedule of assets, liabilities, net assets, net income and cash flows of non-controlling interest

The following table summarizes the net income and cash flows for the year ended December 31, 2019 GAH:

Year-Ended 2019
In millions of COP
Condensed statement of income
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off-balance sheet credit instruments	218,536
Total fees and commission, net	132,845
Other operating income	68,288
Dividends received and equity method	668
Total operating income, net	420,337
Operating expenses	(478,133)
Income tax	19,367
Net income	(38,429)
Condensed cash flow
Net cash used in operating activities	(62,327)
Net cash provided by investing activities	273,604
Net cash used in financing activities	(26,926)
Translation adjustment	12,648
Cash and cash equivalents at beginning of year	1,500,647
Cash and cash equivalents at end of year	1,697,646
Other comprehensive income
Investments at fair value through OCI	(3,362)
Translation adjustment	9,281
Others	(8,093)
Total other comprehensive income	(2,174)